Basis of preparation	12 Months Ended
Mar. 31, 2018
Basis of preparation
Basis of preparation

 1. Basis of preparation

This section describes the critical accounting judgements and estimates that management has identified as having a potentially material impact on the Group’s consolidated financial statements and sets out our significant accounting policies that relate to the financial statements as a whole. Where an accounting policy is generally applicable to a specific note to the financial statements, the policy is described within that note. We have also detailed below the new accounting pronouncements that we will adopt in future years and our current view of the impact they will have on our financial reporting.

The consolidated financial statements are prepared in accordance with International Financial Reporting Standards (‘IFRS’) as issued by the International Accounting Standards Board (‘IASB’) and are also prepared in accordance with IFRS adopted by the European Union (‘EU’), the Companies Act 2006 and Article 4 of the EU IAS Regulations. The consolidated financial statements are prepared on a going concern basis.

The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. A discussion on the Group’s critical accounting judgements and key sources of estimation uncertainty is detailed below. Actual results could differ from those estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period; they are recognised in the period of the revision and future periods if the revision affects both current and future periods.

On 1 April 2016, the Group’s presentation currency changed from sterling to the euro to better align with the geographic split of the Group’s operations.

The results of Vodafone India are presented in results from discontinued operations in the current and prior periods and its assets and liabilities reported in assets and liabilities held for sale, respectively, at 31 March 2018.

Vodafone Group Plc is incorporated and domiciled in England and Wales (registration number 1833679). The registered address of the Company is Vodafone House, The Connection, Newbury, Berkshire, RG14 2FN, England.

IFRS requires the Directors to adopt accounting policies that are the most appropriate to the Group’s circumstances. These have been applied consistently to all the years presented, unless otherwise stated. In determining and applying accounting policies, Directors and management are required to make judgements in respect of items where the choice of specific policy, accounting estimate or assumption to be followed could materially affect the Group’s reported financial position, results or cash flows; it may later be determined that a different choice may have been more appropriate.

Management regularly reviews, and revises as necessary, the accounting judgements that significantly impact the amounts recognised in the financial statements and the estimates that are considered to be “critical estimates” due to their potential to give rise to material adjustments in the Group’s financial statements in the year to 31 March 2019. As at 31 March 2018, management has identified critical judgements in respect of revenue recognition (gross versus net), classification of joint arrangements and whether to recognise a provision or disclose a contingent liability. In addition, management has identified critical accounting estimates in relation to the recovery of deferred tax assets, post employment benefits, and impairments and estimates that are not considered to be critical in respect of the useful economic lives of finite lived intangibles and property, plant and equipment.

During the year to 31 March 2018, the Group had no significant acquisitions and no disposals of subsidiaries via contribution into joint arrangements, consequently there are no critical estimates disclosed in respect of such transactions. The majority of the Group’s provisions are either long term in nature (such as asset retirement obligations) or relate to shorter term liabilities (such as those relating to restructuring and property) where there is not considered to be a significant risk of material adjustment in the next financial year. Provisions for uncertain tax positions are no longer considered a critical estimate as the provision predominantly relates to a large number of immaterial issues across the Group’s markets and the risk of a material change in estimate in the next financial year is not considered to be significant. Critical judgements are exercised in respect of tax disputes in India, including the cases relating to our acquisition of Vodafone India.

These critical accounting judgements, estimates and related disclosures have been discussed with the Company’s Audit and Risk Committee.

Critical accounting judgements and key sources of estimation uncertainty

Revenue recognition

Gross versus net presentation

When the Group sells goods or services as a principal, income and payments to suppliers are reported on a gross basis in revenue and operating costs. If the Group sells goods or services as an agent, revenue and payments to suppliers are recorded in revenue on a net basis, representing the margin earned. Whether the Group is considered to be the principal or an agent in the transaction depends on analysis by management of both the legal form and substance of the agreement between the Group and its business partners; such judgements impact the amount of reported revenue and operating expenses but do not impact reported assets, liabilities or cash flows.

Taxation

The Group’s tax charge on ordinary activities is the sum of the total current and deferred tax charges. The calculation of the Group’s total tax charge involves estimation and judgement in respect of certain matters principally:

Recognition of deferred tax assets

Significant items on which the Group has exercised accounting estimation and judgement include the recognition of deferred tax assets in respect of losses in Luxembourg, Germany, Spain and India as well as capital allowances in the United Kingdom.

The recognition of deferred tax assets, particularly in respect of tax losses, is based upon whether management judge that it is probable that there will be sufficient and suitable taxable profits in the relevant legal entity or tax group against which to utilise the assets in the future.

The Group assesses the availability of future taxable profits using the same undiscounted five year forecasts for the Group’s operations as are used in the Group’s value in use calculations (see “Impairment reviews” on page 108).

Where tax losses are forecast to be recovered beyond the five year period, the availability of taxable profits is assessed using the cash flows and long-term growth rates used for the value in use calculations.

The estimated cash flows inherent in these forecasts include the unsystematic risks of operating in the telecommunications business including the potential impacts of changes in the market structure, trends in customer pricing, the costs associated with the acquisition and retention of customers, future technological evolutions and potential regulatory changes, such as our ability to acquire and/or renew spectrum licences.

Changes in the estimates which underpin the Group’s forecasts could have an impact on the amount of future taxable profits and could have a significant impact on the period over which the deferred tax asset would be recovered.

The Group only considers substantively enacted tax laws when assessing the amount and availability of tax losses to offset against the future taxable profits. See note 6 “Taxation” to the consolidated financial statements.

Uncertain tax positions

The tax impact of a transaction or item can be uncertain until a conclusion is reached with the relevant tax authority or through a legal process. The Group uses in-house tax experts when assessing uncertain tax positions and seeks the advice of external professional advisors where appropriate. The most significant judgement in this area relates to the Group’s tax disputes in India, including the cases relating to the Group’s acquisition of Vodafone India. Further details of these are included in note 29 “Contingent liabilities and legal proceedings” to the consolidated financial statements.

Joint arrangements

The Group participates in a number of joint arrangements where control of the arrangement is shared with one or more other parties.

Judgement is required to classify joint arrangements in a separate legal entity as either a joint operation or as a joint venture which depends on management’s assessment of the legal form and substance of the arrangement taking into account relevant facts and circumstances such as whether the owners have rights to substantially all the economic outputs and, in substance, settle the liabilities of the entity.

The classification can have a material impact on the consolidated financial statements. The Group’s share of assets, liabilities, revenue, expenses and cash flows of joint operations are included in the consolidated financial statements on a line-by-line basis, whereas the Group’s investment and share of results of joint ventures are shown within single line items in the consolidated statement of financial position and consolidated income statement respectively. See note 12 “Investments in associates and joint arrangements” to the consolidated financial statements.

Finite lived intangible assets

Other intangible assets include amounts spent by the Group acquiring licences and spectrum, customer bases and the costs of purchasing and developing computer software.

Where intangible assets are acquired through business combinations and no active market for the assets exists, the fair value of these assets is determined by discounting estimated future net cash flows generated by the asset. Estimates relating to the future cash flows and discount rates used may have a material effect on the reported amounts of finite lived intangible assets.

Estimation of useful life

The useful life over which intangible assets are amortised depends on management’s estimate of the period over which economic benefit will be derived from the asset. Useful lives are periodically reviewed to ensure that they remain appropriate. Management’s estimates of useful life have a material impact on the amount of amortisation recorded in the year, but there is not considered to be a significant risk of material adjustment to the carrying values of intangible assets in the year to 31 March 2019 if these estimates were revised. The basis for determining the useful life for the most significant categories of intangible assets is discussed below.

Customer bases

The estimated useful life principally reflects management’s view of the average economic life of the customer base and is assessed by reference to customer churn rates. An increase in churn rates may lead to a reduction in the estimated useful life and an increase in the amortisation charge.

Capitalised software

For computer software, the estimated useful life is based on management’s view, considering historical experience with similar products as well as anticipation of future events which may impact their life such as changes in technology. The useful life will not exceed the duration of a licence.

Property, plant and equipment

Property, plant and equipment represents 19.5% (2017: 19.5%) of the Group’s total assets; estimates and assumptions made may have a material impact on their carrying value and related depreciation charge. See note 11 “Property, plant and equipment” to the consolidated financial statements for further details.

Estimation of useful life

The depreciation charge for an asset is derived using estimates of its expected useful life and expected residual value, which are reviewed annually.

Management’s estimates of useful life have a material impact on the amount of depreciation recorded in the year, but there is not considered to be a significant risk of material adjustment to the carrying values of property, plant and equipment in the year to 31 March 2019 if these estimates were revised.

Management determines the useful lives and residual values for assets when they are acquired, based on experience with similar assets and taking into account other relevant factors such as any expected changes in technology.

Post employment benefits

Management uses estimates when determining the Group’s liabilities and expenses arising for defined benefit pension schemes. Management is required to estimate the future rates of inflation, salary increases, discount rates and longevity of members, each of which may have a material impact on the defined benefit obligations that are recorded. Further details, including a sensitivity analysis, are included in note 25 “Post employment benefits” to the consolidated financial statements.

Contingent liabilities

The Group exercises judgement to determine whether to recognise provisions and the exposures to contingent liabilities related to pending litigation or other outstanding claims subject to negotiated settlement, mediation, arbitration or government regulation, as well as other contingent liabilities (see note 29 “Contingent liabilities and legal proceedings” to the consolidated financial statements). Judgement is necessary to assess the likelihood that a pending claim will succeed, or a liability will arise.

Impairment reviews

IFRS requires management to perform impairment tests annually for indefinite lived assets and, for finite lived assets, if events or changes in circumstances indicate that their carrying amounts may not be recoverable.

Impairment testing requires management to judge whether the carrying value of assets can be supported by the net present value of future cash flows that they generate. Calculating the net present value of the future cash flows requires estimates to be made in respect of highly uncertain matters including management’s expectations of:

– growth in adjusted EBITDA, calculated as adjusted operating profit before depreciation and amortisation;
– timing and amount of future capital expenditure, licence and spectrum payments;
– long-term growth rates; and
– appropriate discount rates to reflect the risks involved.

Management prepares formal five year forecasts for the Group’s operations, which are used to estimate their value in use; a long-term growth rate into perpetuity has been determined as the lower of:

– the nominal GDP growth rates for the country of operation; and
– the long-term compound annual growth rate in adjusted EBITDA in years six to ten estimated by management.

Changing the assumptions selected by management, in particular the discount rate and growth rate assumptions used in the cash flow projections, could significantly affect the Group’s impairment evaluation and hence reported assets and profits or losses. Further details, including a sensitivity analysis, are included in note 4 “Impairment losses” to the consolidated financial statements.

For discontinued operations, impairment testing requires management to determine whether the carrying value of the discontinued operation can be supported by the fair value less costs to sell. Where not observable in a quoted market, management have determined fair value less costs to sell by reference to the outcomes from the application of a number of potential valuation techniques, determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

Significant accounting policies applied in the current reporting period that relate to the financial statements as a whole

Accounting convention

The consolidated financial statements are prepared on a historical cost basis except for certain financial and equity instruments that have been measured at fair value.

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company, subsidiaries controlled by the Company (see note 32 “Related undertakings” to the consolidated financial statements) and joint operations that are subject to joint control (see note 12 “Investments in associates and joint arrangements” to the consolidated financial statements).

Foreign currencies

The consolidated financial statements are presented in euro, which is also the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.

Transactions in foreign currencies are initially recorded at the functional currency rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated into the respective functional currency of the entity at the rates prevailing on the reporting period date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the initial transaction dates. Non-monetary items measured in terms of historical cost in a foreign currency are not retranslated.

Changes in the fair value of monetary securities denominated in foreign currency classified as available-for-sale are analysed between translation differences and other changes in the carrying amount of the security. Translation differences are recognised in the income statement and other changes in carrying amount are recognised in the consolidated statement of comprehensive income.

Translation differences on non-monetary financial assets, such as investments in equity securities classified as available-for-sale, are reported as part of the fair value gain or loss and are included in the consolidated statement of comprehensive income.

Share capital, share premium and other capital reserves are initially recorded at the functional currency rate prevailing at the date of the transaction and are not retranslated.

For the purpose of presenting consolidated financial statements, the assets and liabilities of entities with a functional currency other than euro are expressed in euro using exchange rates prevailing at the reporting period date. Income and expense items and cash flows are translated at the average exchange rates for each month and exchange differences arising are recognised directly in other comprehensive income. On disposal of a foreign entity, the cumulative amount previously recognised in the consolidated statement of comprehensive income relating to that particular foreign operation is recognised in profit or loss.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated accordingly.

The net foreign exchange gain recognised in the consolidated income statement for the year ended 31 March 2018 is €295 million (31 March 2017: €637 million loss; 2016: €1,141 million loss). The net gains and net losses are recorded within operating profit (2018: €65 million credit; 2017: €133 million charge; 2016: €24 million credit), non-operating income and expense (2018: €nil; 2017: €nil; 2016: €282 million charge), investment and financing income (2018: €141 million credit; 2017: €505 million charge; 2016: €872 million charge) and income tax expense (2018: €9 million credit; 2017: €1 million credit; 2016: €11 million charge). The foreign exchange gains and losses included within other income and expense and non-operating income and expense arise on the disposal of interests in joint ventures, associates and investments from the recycling of foreign exchange gains previously recognised in the consolidated statement of comprehensive income.

Inventory

Inventory is stated at the lower of cost and net realisable value. Cost is determined on the basis of weighted average costs and comprises direct materials and, where applicable, direct labour costs and those overheads that have been incurred in bringing the inventories to their present location and condition.

New accounting pronouncements adopted on 1 April 2017

On 1 April 2017 the Group adopted the following new accounting policies to comply with amendments to IFRS. The accounting pronouncements, none of which is considered by the Group as significant on adoption, are:

--Amendments to IAS 12 “Recognition of Deferred Tax Assets for Unrealised Losses”;

--Amendments to IAS 7 “Disclosure Initiative”; and

--Amendments to IFRS 12 “Disclosure of Interests in Other Entities” (part of “Improvements to IFRS 2014-2016 cycle”).

While the amendments to IAS 7 will have no impact on the Group’s accounting, additional disclosures are included to reconcile the movements in assets and liabilities during the year resulting from financing activities.

New accounting pronouncements to be adopted on 1 April 2018

On 1 April 2018 the Group will adopt the following standards, which have been issued by the IASB and endorsed by the EU; these standards will have a significant impact on the Group’s financial reporting:

– IFRS 15 “Revenue from Contracts with Customers”; and
– IFRS 9 “Financial Instruments”.

Additional information on the impact of these significant standards is discussed below.

The following pronouncements, which have also been issued by the IASB and endorsed by the EU, will be adopted by the Group on 1 April 2018; these standards are not expected to have a material impact on the consolidated results, financial position or cash flows of the Group:

–Amendments to IFRS 4 “Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts”;

–Amendments to IAS 28 “Investments in Associates and Joint Ventures” (part of “Improvements to IFRS 2014-2016 Cycle”);

–Amendments to IFRS 2 “Classification and Measurement of Share-based Payment Transactions”; and

–IFRIC 22 “Foreign Currency Transactions and Advance Consideration”.

New accounting pronouncements to be adopted on or after 1 April 2019

On 1 April 2019 the Group will adopt IFRS 16 “ Leases”, which has been issued by the IASB and endorsed by the EU. This is a significant new standard for the Group and the expected impacts are discussed below.

The following pronouncements, which are potentially relevant to the Group, have been issued by the IASB and are effective for annual periods beginning on or after 1 January 2019; except where otherwise noted, they have not yet been endorsed by the EU. The Group’s financial reporting will be presented in accordance with these new standards, which are not expected to have a material impact on the consolidated results, financial position or cash flows of the Group, from 1 April 2019.

– Amendments to IAS 28 “Long-term Interests in Associates and Joint Ventures”;
– IFRIC 23 “Uncertainty over Income Tax Treatments”;
–“Improvements to IFRS 2015-2017 Cycle”;
– Amendment to IAS 19 “Plan Amendment, Curtailment or Settlement”; and
– Amendments to IFRS 9 “Prepayment Features with Negative Compensation”, which has been endorsed by the EU.

In addition, the Group will adopt the following standard, which has been issued by the IASB and has not yet been endorsed by the EU:

– IFRS 17 “Insurance Contracts”, which is effective for accounting periods beginning on or after 1 January 2021.

The Group is currently assessing the impact of the accounting changes that will arise under IFRS 17; however, the changes are not expected to have a material impact on the consolidated income statement and consolidated statement of financial position.

IFRS 9 “Financial Instruments”

IFRS 9 “Financial Instruments” was issued in July 2014 to replace IAS 39 “Financial Instruments: Recognition and Measurement” and has been endorsed by the EU. The standard is effective for accounting periods beginning on or after 1 January 2018 and will be adopted by the Group on 1 April 2018.

IFRS 9 will impact the classification and measurement of the Group’s financial instruments, revises the requirements for when hedge accounting can be applied and requires certain additional disclosures. The primary changes resulting from IFRS 9 on the Group’s accounting for financial instruments are as follows :

–The Group has elected, under IFRS 9, to recognise the full amount of credit losses that would be expected to be incurred over the full recovery period of trade receivables, contract assets recorded under IFRS 15 and finance lease receivables at the date of initial recognition of those assets; currently credit losses are not recognised on such assets until there is an indicator of impairment, such as a payment default.

–Customer receivables that are received in instalments, which are currently recorded at amortised cost, will be recorded at fair value through other comprehensive income for receivable portfolios that the Group sells from time to time to third parties.

Whilst hedge accounting requirements are revised under IFRS 9, no material changes to the Group’s hedge accounting have been identified. The Group will adopt IFRS 9 with the cumulative retrospective impact on the classification and measurement of financial instruments reflected as an adjustment to equity on the date of adoption.

In order to comply with the transition requirements of IFRS 15 the Group will report financial information both under IFRS 15 and also under the pre-existing revenue standard (IAS 18, Revenue) for the year commencing 1 April 2018. The Group’s current estimate of the primary financial impact of adoption of IFRS 9 on an IAS 18 accounting basis on the consolidated statement of financial position on adoption is a reduction in cumulative retained earnings at 1 April 2018 of between €200 million and €300 million, inclusive of the impact of deferred tax movements but excluding the impact on equity accounted joint ventures and associates.

No material impact is expected from implementing IFRS 9 on an IAS 18 basis on the consolidated income statement or on the consolidated statement of cash flows.

IFRS 15 “Revenue from Contracts with Customers”

IFRS 15 “Revenue from Contracts with Customers”, was issued in May 2014 and subsequent amendments, “Clarifications to IFRS 15” were issued in April 2016; both have been endorsed by the EU. IFRS 15, as amended, is effective for accounting periods beginning on or after 1 January 2018. IFRS 15 sets out the requirements for recognising revenue and costs from contracts with customers and includes extensive disclosure requirements; it will have a material impact on the Group’s reporting of revenue and costs as follows:

– Deliverables in contracts with customers that qualify as separate “performance obligations” will be identified and the contractual transaction price receivable from customers must then be allocated to the performance obligations on a relative standalone selling price basis.

  The performance obligations identified will depend on the nature of individual customer contracts, but might typically be identified for mobile handsets, other equipment provided to customers and for services provided to customers such as mobile and fixed line. Stand-alone selling prices will be based on observable sales prices; however, where stand-alone selling prices are not directly observable, estimates will be made maximising the use of observable inputs. Revenue will be recognised either at a point in time or over time when the respective performance obligations in a contract are delivered to the customer.

– –Currently revenue allocated to deliverables is restricted to the amount that is receivable without the delivery of additional goods or services; this restriction will no longer be applied under IFRS 15. The primary impact on revenue reporting will be that when the Group sells subsidised devices together with airtime service agreements to customers, revenue allocated to equipment and recognised at contract inception, when control of the device typically passes to the customer, will increase and revenue subsequently recognised as services are delivered during the contract period will reduce. Where additional up-front unbilled revenue is recorded for the sale of devices, this will be reflected in the consolidated statement of financial position as a contract asset.

–Expected credit losses will be recorded in respect of amounts due from customers. The recognition of contract assets under IFRS 15 will result in an increase in credit loss charges recorded in future periods.

– Certain incremental costs incurred in acquiring a contract with a customer will be deferred on the consolidated statement of financial position and amortised as revenue is recognised under the related contract; this will generally lead to the later recognition of charges for some commissions payable to third party dealers and employees. In addition, certain types of contract acquisition costs will be deducted from revenue as they are considered to relate to the funding of customer discounts.

– In addition certain costs incurred in fulfilling customer contracts will be deferred on the consolidated statement of financial position and recognised as related revenue is recognised under the contract. Such deferred costs are likely to relate to the provision of deliverables to customers that do not qualify as performance obligations and for which revenue is not recognised; currently such costs are generally expensed as incurred.

The impact of the changes above on the Group’s reportable segments will depend largely on the extent to which customers receive discounted goods or services, such as mobile handsets, when they enter into airtime service agreements with the Group in the relevant markets. The combined impact of the changes is expected to increase the gross profit, or reduce the gross loss, recorded at inception on many customer contracts; in such cases, this will typically reduce the gross profit reported during the remainder of the contract; however, these timing differences will not impact the total gross profit reported for a customer contract over the contract term.

In applying IFRS 15, and in determining the accounting impacts described above, the Group will be required to make material judgements. The most significant judgements are expected to be:

–Determining standalone selling price for allocating revenue between performance obligations where contracts contain multiple performance obligations. Judgement will be required to determine whether a standalone selling price exists and if no standalone price exists estimation will be required to determine the appropriate revenue allocation.

–Judgements relating to the reporting of revenue and costs on a gross or net basis, which are consistent with those required under IAS 18 described in section “Critical accounting judgements and key areas of estimation uncertainty” on page 106.

The Group will adopt IFRS 15 with the cumulative retrospective impact reflected as an adjustment to equity on the date of adoption; and with disclosure of the impact of IFRS 15 on each line item in the financial statements in the reporting period.

The transactions impacted by IFRS 15 are high in volume, value and complexity which has necessitated a phased approach to the development of new software solutions and changes to processes and related controls across the Group. The items discussed above are the main accounting changes for the Group under IFRS 15. The Group’s current estimate of the primary financial impact of these changes on the consolidated statement of financial position on adoption is a cumulative increase in:

–Retained earnings at 1 April 2018 of between €2.1 billion and €2.8 billion, inclusive of the impact of deferred tax movements and including the impact of adopting IFRS 9 but excluding the impact on equity accounted joint ventures and associates. The primary movements contributing to the increase in retained earnings are the recognition of contract assets and the deferral of previously expensed contract acquisition costs.

On the assumption that there are no significant changes to business models or products offered, the Group expects the primary financial impacts of these changes on the consolidated income statement will be:

–A reduction in revenue which is currently estimated at between 2% and 3%; and

–A reduction in the share of total revenue recorded as service revenue by between 2.5 and 4.5 percentage points primarily as a result of an increased allocation of customer receipts to up-front equipment revenue and of the impact of the revenue reduction noted above.

The implementation of IFRS 15 is not expected to have any financial impact on the consolidated statement of cash flows.

These impacts are based on the assessments undertaken to date. The exact financial impacts of the accounting changes of adopting IFRS 15 at 1 April 2018 may be revised as further analysis is completed prior to presentation of financial information for periods including the date of initial application.

The Group expects to be in a position to issue further guidance on the impact of adopting IFRS 15 in conjunction with the first quarter trading update for the financial year commencing 1 April 2018.

IFRS 16 “Leases”

IFRS 16 “Leases” was issued in January 2016 to replace IAS 17 “Leases” and has been endorsed by the EU. The standard is effective for accounting periods beginning on or after 1 January 2019 and will be adopted by the Group on 1 April 2019.

IFRS 16 will primarily change lease accounting for lessees; lease agreements will give rise to the recognition of an asset representing the right to use the leased item and a loan obligation for future lease payables. Lease costs will be recognised in the form of depreciation of the right to use asset and interest on the lease liability. Lessee accounting under IFRS 16 will be similar in many respects to existing IAS 17 accounting for finance leases, but will be substantively different to existing accounting for operating leases where rental charges are currently recognised on a straight-line basis and no lease asset or related lease creditor is recognised.

Lessor accounting under IFRS 16 is similar to existing IAS 17 accounting and is not expected to have a material impact for the Group.

The Group is assessing the impact of the accounting changes that will arise under IFRS 16; however, the following changes to lessee accounting will have a material impact as follows:

– Right-of-use assets will be recorded for assets that are leased by the Group; currently no lease assets are included on the Group’s consolidated statement of financial position for operating leases.

– Liabilities will be recorded for future lease payments in the Group’s consolidated statement of financial position for the “reasonably certain” period of the lease, which may include future lease periods for which the Group has extension options. Currently liabilities are generally not recorded for future operating lease payments, which are disclosed as commitments. The amount of lease liabilities will not equal the lease commitments reported on 31 March 2019, as they will be discounted to present value and the treatment of termination and extension options may differ, but may not be dissimilar.

– Lease expenses will be for depreciation of right-of-use assets and interest on lease liabilities; interest will typically be higher in the early stages of a lease and reduce over the term. Currently operating lease rentals are expensed on a straight-line basis over the lease term within operating expenses.

– Operating lease cash flows are currently included within operating cash flows in the consolidated statement of cash flows; under IFRS 16 these will be recorded as cash flows from financing activities reflecting the repayment of lease liabilities (borrowings) and related interest.

A high volume of transactions will be impacted by IFRS 16 and material judgements are required in identifying and accounting for leases.

The most significant judgement is expected to be determination of the lease term; under IFRS 16 the lease term includes extension periods where it is reasonably certain that a lease extension option will be exercised or that a lease termination option will not be exercised. Significant judgement will be required when determining the lease term of leases with extension or termination options.

The Group is continuing to assess the impact of the accounting changes that will arise under IFRS 16 and cannot yet reasonably quantify the impact; however, the changes highlighted above will have a material impact on the consolidated income statement, consolidated statement of financial position and consolidated statement of cash flows after the Group’s adoption on 1 April 2019.

The Group intends to adopt IFRS 16 with the cumulative retrospective impact as an adjustment to equity on the date of adoption. The Group currently intends to apply the following practical expedients allowed under IFRS 16:

–The right-of-use assets will, generally, be measured at an amount equal to the lease liability at adoption and initial direct costs incurred when obtaining leases will be excluded from this measurement;

–The Group will rely on its onerous lease assessments under IAS 37 to impair right-of-use assets recognised on adoption instead of performing a new impairment assessment for those assets on adoption; and

–Hindsight will be used in determining the lease term.